Advances From Federal Home Loan Bank (FHLB) And Other Borrowings	12 Months Ended
Mar. 31, 2012
Deposits:
Advances From Federal Home Loan Bank (FHLB) And Other Borrowings

(10)	Advances From Federal Home Loan Bank (FHLB) And Other Borrowings

Advances from the FHLB at March 31 are summarized by year of maturity and weighted average interest rate below:

	2012		2011
Year Ending March 31	Amount	Weighted Rate	Amount	Weighted Rate
2012	$-	-%	$24,950,000	2.22%
2013	18,900,000	2.70%	10,000,000	4.76%
2014	30,000,000	3.45%	30,000,000	3.45%
2015	20,269,802	3.01%	20,286,338	3.01%
2016	20,000,000	4.12%	20,000,000	4.12%
2017	15,000,000	4.66%	15,000,000	4.66%
Thereafter	17,900,000	4.10%	17,900,000	4.10%
	$122,069,802	3.62%	$138,136,338	3.57%

These advances are secured by a blanket collateral agreement with the FHLB by pledging the Bank’s portfolio of residential first mortgage loans and investment securities with an amortized cost and fair value of $152.8 million and $162.1 million, respectively, at March 31, 2012 and $168.2 million and $172.9 million, respectively, at March 31, 2011. Advances are subject to prepayment penalties.

The following tables show callable FHLB advances as of the dates indicated.  These advances are also included in the above table.  All callable advances are callable at the option of the FHLB.  If an advance is called, the Bank has the option to pay off the advance without penalty, re-borrow funds on different terms, or convert the advance to a three-month floating rate advance tied to LIBOR.

As of March 31, 2012
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates

11/23/05	11/23/15	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
07/11/06	07/11/16	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/06	11/29/16	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
05/24/07	05/24/17	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
07/25/07	07/25/17	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
08/28/08	08/28/13	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter

As of March 31, 2011
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates

11/23/05	11/23/15	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
07/11/06	07/11/16	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/06	11/29/16	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
03/09/07	03/09/12	4,700,000	4.286%	Multi-Call	06/09/10 and quarterly thereafter
05/24/07	05/24/17	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
07/25/07	07/25/17	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter
11/16/07	11/16/11	5,000,000	3.745%	Multi-Call	11/17/08 and quarterly thereafter
08/28/08	08/28/13	5,000,000	3.113%	Multi-Call	08/30/10 and quarterly thereafter

At March 31, 2012 and 2011, the Bank had $152.8 million and $140.9 million in additional borrowing capacity, respectively, at the FHLB.

The Bank had $9.8 million and $11.2 million in other borrowings at March 31, 2012 and 2011, respectively.  These borrowings consist of short-term repurchase agreements with certain commercial demand deposit customers for sweep accounts. The repurchase agreements typically mature within one to three days and the interest rate paid on these borrowings floats monthly with money market type rates. At March 31, 2012 and 2011, the interest rate paid on the repurchase agreements was 0.25% and 0.40%, respectively. The maximum amount outstanding at any one month end during the year ended March 31, 2012 was $11.7 million compared to $12.3 million in 2011. The Bank had pledged as collateral for these repurchase agreements investment and mortgage-backed securities with amortized costs and fair values of $17.8 million and $19.0 million, respectively, at March 31, 2012 and $22.7 million and $23.7 million, respectively, at March 31, 2011.